First Trust Materials AlphaDEX Fund Investment Strategy - First Trust Materials AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is part of the “StrataQuant® Series,” a family of custom enhanced indices developed, maintained and owned by ICE Data Indices, LLC or its affiliates (“IDI” or the “Index Provider”). The Index Provider reserves the right to, at any time, change the number of stocks comprising the Index by adding or deleting one or more stocks, or replacing one or more stocks contained in the Index with one or more substitute stocks of its choice, if in the Index Provider’s discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Index. According to the Index Provider, the Index is a modified, equal-dollar weighted index designed to objectively identify and select stocks from the Russell 1000® Index in the materials sector that have the potential for greater capital appreciation. The Index uses the AlphaDEX® selection methodology which aims to select securities that may generate positive alpha, or risk-adjusted returns, relative to traditional indices. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000® Index consists of approximately 1,000 of the largest stocks within the Russell 3000® Index. The Russell 3000® Index is constructed to represent approximately 98% of the investable U.S. equity market. According to the Index Provider, security selection for the Index will be conducted in the following manner: 1.The selection universe for the Index begins with all stocks in the Russell 1000® Index that meet the Index Provider’s share class and liquidity screens. 2.The stocks in the selection universe are ranked on both growth and value factors. Each stock is classified as either a value stock, a growth stock or a combination of growth and value, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its “selection score” and a stock classified as a growth stock will receive its growth rank as its “selection score.” A stock classified as a combination of growth and value will receive the better of the two scores. 3.The selection universe is then divided into respective sectors as defined by the Index Provider. The component stocks contained in the sector for which the Fund is named are ranked according to their selection score from step 2. 4.The number of “selected stocks” for the relevant sector will be the greater of the top 75% of securities from step 3 or 40 stocks. The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of October 31, 2025, the Index was composed of 37 securities with a market capitalization range of $1.44 billion to $195.32 billion. As of October 31, 2025, the Fund had significant investments in materials companies. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of October 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of October 31, 2025, the Index was composed of 37 securities with a market capitalization range of $1.44 billion to $195.32 billion. As of October 31, 2025, the Fund had significant investments in materials companies.